Financial risk management - Additional Information (Details) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
	Apr. 18, 2022 EUR (€) shares	Apr. 18, 2022 USD ($) $ / shares shares	Dec. 31, 2023 EUR (€) shares	Nov. 30, 2021 USD ($)	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents			€ 38,529,000		€ 38,529,000	€ 190,286,000		€ 197,630,000	€ 146,854,000
Other financial assets			851,000		851,000	0
Trade and other receivables			5,327,000		€ 5,327,000	2,697,000
Percentage of deviation between currency exchange rate					10.00%
Net proceeds from issue of common shares					€ 235,000	95,907,000		124,460,000
German and US government bonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current financial assets			33,500,000		33,500,000	0
Fair value of government treasury bonds			€ 33,500,000		€ 33,500,000
Public offering
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of shares issued | shares	2,587,500	2,587,500
Net proceeds from issue of common shares	€ 89,800,000	$ 97,000
Share price | $ / shares		$ 40
Underwriting commissions and other offering expenses	€ 6,000,000.0	$ 6,500
At the market program
Disclosure of nature and extent of risks arising from financial instruments [line items]
ATM program common shares sales value up to | $				$ 100,000
Number of shares issued | shares			60,000.00		60,000.00
Net proceeds from issue of common shares			€ 200,000					€ 1,600,000
Underwriters
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of shares issued | shares	2,250,000	2,250,000
Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total carrying amount of shares			0		€ 0	0
Cash and cash equivalents			38,500,000		38,500,000	190,300,000
Other financial assets			900,000		900,000
Trade and other receivables			5,300,000		5,300,000	2,700,000
Maximum credit exposure			78,200,000		78,200,000	193,000,000.0
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest income (expense)					2,276,000		$ (401)
Other price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum credit exposure			0		0
Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum foreign currency exposure			€ 28,533,000		€ 28,533,000	28,694,000
Percentage of deviation between currency exchange rate					10.00%
Net loss in currency exchange deviation					€ 1,576,000	€ 3,270,000